CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss from operations	$ (684,000)	$ (6,852,000)		$ (22,252,000)	$ (35,857,000)
Other income (loss):
Other income, net	(6,253,000)	(5,434,000)		(16,330,000)	(19,919,000)
Net income (loss)	(6,991,000)	(12,351,000)		(38,905,000)	$ (41,734,000)
ITHAX ACQUISITION CORP.
Formation and operational costs	2,305,424	102,055	$ 4,891	833,758
Loss from operations	(2,305,424)	(102,055)	(4,891)	(833,758)
Other income (loss):
Interest earned on marketable securities held in Trust Account	7,540	18,916		97,231
Unrealized gain on marketable securities held in Trust Account		21,009		3,392
Transaction costs allocated to warrant liabilities		(675,351)		(675,351)
Change in fair value of warrant liabilities	2,730,750	868,875		4,720,125
Other income, net	(2,738,290)	(233,449)		4,145,397
Net income (loss)	$ 432,866	$ 131,394	$ (4,891)	$ 3,311,639
Class A Common Stock | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding				22,098,904
Diluted weighted average shares outstanding				22,098,904
Basic net income (loss) per ordinary share				$ 0.12
Diluted net income (loss) per ordinary share				$ 0.12
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding	24,150,000	15,563,333		22,098,904
Diluted weighted average shares outstanding	24,150,000	15,563,333		22,098,904
Basic net income (loss) per ordinary share	$ 0.01	$ 0.01		$ 0.12
Diluted net income (loss) per ordinary share	$ 0.01	$ 0.01		$ 0.12
Class A Common Stock Not Subject to Redemption | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding	6,712,500	6,192,500
Diluted weighted average shares outstanding	6,712,500	6,162,500
Class B Common Stock | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding			5,250,000	6,588,288
Diluted weighted average shares outstanding			5,250,000	6,655,171
Basic net income (loss) per ordinary share			$ 0.00	$ 0.12
Diluted net income (loss) per ordinary share			$ 0.00	$ 0.12
Class A and Class B non-redeemable ordinary shares | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding	6,712,500	6,192,500	5,250,000	6,588,288
Diluted weighted average shares outstanding	6,712,500	6,192,500		6,655,171
Basic net income (loss) per ordinary share	$ 0.01	$ 0.01	$ 0.00	$ 0.12
Diluted net income (loss) per ordinary share	$ 0.01	$ 0.01		$ 0.12